Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of March 2015
Collection Period Start	1-Mar-15	Distribution Date	15-Apr-15
Collection Period End	31-Mar-15	30/360 Days	30
Beg. of Interest Period	16-Mar-15	Actual/360 Days	30
End of Interest Period	15-Apr-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	166,882,324.13	129,271,398.39	0.1430601
Total Securities		903,616,273.65	166,882,324.13	129,271,398.39	0.1430601
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.274500%	196,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.580000%	214,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	0.740000%	90,000,000.00	13,266,050.48	0.00	0.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	129,271,398.39	0.8415215

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	13,266,050.48	8,180.73	147.4005609	0.0908970
Certificates	24,344,875.26	0.00	158.4784911	0.0000000
Total Securities	37,610,925.74	8,180.73

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				2,133,256.39
Monthly Interest				767,575.28
Total Monthly Payments				2,900,831.67

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				94,145.02
Aggregate Sales Proceeds Advance				17,405,100.16
Total Advances				17,499,245.18

Vehicle Disposition Proceeds:
Reallocation Payments				25,995,774.29
Repurchase Payments				1,940,973.86
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,312,943.98
Excess Wear and Tear and Excess Mileage				347,689.51
Remaining Payoffs				0.00
Net Insurance Proceeds				143,711.92
Residual Value Surplus				923,062.75
Total Collections				57,064,233.16

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	15,752,382.29			1,056
Involuntary Repossession	14,875.00			1
Voluntary Repossession	24,830.00			2
Full Termination	10,193,321.00			657
Bankruptcy	10,366.00			1
Insurance Payoff		142,178.95		8
Customer Payoff			207,728.96	13
Grounding Dealer Payoff			5,239,817.93	289
Dealer Purchase			1,325,077.43	77
Total	25,995,774.29	142,178.95	6,772,624.32	2,104

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of March 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	9,948	184,291,056.40	7.00000%	166,882,324.13
Total Depreciation Received		(2,676,057.25)		(2,108,331.43)
Principal Amount of Gross Losses	(21)	(363,766.53)		(334,114.37)
Repurchase / Reallocation	(120)	(2,058,326.85)		(1,940,973.86)
Early Terminations	(1,032)	(17,672,013.35)		(15,989,051.08)
Scheduled Terminations	(1,079)	(18,702,678.16)		(17,238,455.00)
Pool Balance - End of Period	7,696	142,818,214.26		129,271,398.39

Remaining Pool Balance
Lease Payment				11,141,462.07
Residual Value				118,129,936.32
Total				129,271,398.39

III. DISTRIBUTIONS

Total Collections					57,064,233.16
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					57,064,233.16

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					203,728.79
3. Reimbursement of Sales Proceeds Advance					18,646,530.72
4. Servicing Fee:
Servicing Fee Due					139,068.60
Servicing Fee Paid					139,068.60
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					18,989,328.11

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of March 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	8,180.73

Class A-4 Notes Monthly Interest Paid	8,180.73
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	8,180.73
Total Note and Certificate Monthly Interest Paid	8,180.73
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	38,066,724.32

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	37,610,925.74

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	37,610,925.74
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	455,798.58

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of March 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		0.00
Gross Reserve Account Balance		13,554,244.10
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		4.93
Monthly Prepayment Speed		136%
Lifetime Prepayment Speed		86%

	$	units
Recoveries of Defaulted and Casualty Receivables	219,754.27
Securitization Value of Defaulted Receivables and Casualty Receivables	334,114.37	21
Aggregate Defaulted and Casualty Gain (Loss)	(114,360.10)
Pool Balance at Beginning of Collection Period	166,882,324.13
Net Loss Ratio	-0.0685%

Cumulative Net Losses for all Periods	0.1813%	1,638,513.12

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,088,072.82	70
61-90 Days Delinquent	289,662.15	20
91-120+ Days Delinquent	152,874.61	10
Total Delinquent Receivables:	1,530,609.58	100
60+ Days Delinquencies as Percentage of Receivables	0.27%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	25,945,703.29	1708
Securitization Value	26,869,082.08
Aggregate Residual Gain (Loss)	(923,378.79)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	268,053,136.17	17,559
Cumulative Securitization Value	289,542,441.87
Cumulative Residual Gain (Loss)	(21,489,305.70)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		30,574,046.44
Reimbursement of Outstanding Advance		18,646,530.72
Additional Advances for current period		17,405,100.16
Ending Balance of Residual Advance		29,332,615.88

Beginning Balance of Payment Advance		344,916.17
Reimbursement of Outstanding Payment Advance		203,728.79
Additional Payment Advances for current period		94,145.02
Ending Balance of Payment Advance		235,332.40

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of March 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No